Convertible Preferred Stock	12 Months Ended
Dec. 31, 2023
Convertible Preferred Stock [Abstract]
CONVERTIBLE PREFERRED STOCK

NOTE 7 – CONVERTIBLE PREFERRED STOCK

The Company had 75,120,105 shares of capital stock authorized as of December 31, 2023 and 2022, consisting of 45,350,000 shares of common stock and 29,770,105 shares of convertible preferred stock. All classes of the Company’s stock have a par value of $0.0001. On February 14, 2024, on the close of the business combination (the “Business Combination”), pursuant to the Business Combination Agreement, dated as of June 4, 2023, as amended from time to time (as amended, the “Business Combination Agreement”) by and among the Company, Phoenix Biotech Acquisition Corp. (“PBAX”) and PBCE Merger Sub, Inc. (“Merger Sub”), the outstanding convertible preferred stock converted to CERo Therapeutics Holdings, Inc. (“New CERo”) common stock at a conversion ratio equal to 0.0806 and 0.1757 shares of New CERo common stock, par value $0.0001 per share (“New CERo Common Stock”) for each share of Series Seed convertible preferred stock (“Series Seed Preferred Stock”) and Series A convertible preferred stock (“Series A Preferred Stock”), respectively, resulting in the issuance of 415,498 and 3,999,997 common shares for the Series Seed Preferred Stock and Series A Preferred Stock, respectively (see Note 15).

At December 31, 2023 and 2022, convertible preferred stock consisted of the following:

	Shares authorized	Shares issued and outstanding	Liquidation amount
Series Seed	5,155,703	5,155,703	$4,154,981
Series 1	100	-	-
Series A	24,614,402	22,764,764	39,999,967
	29,770,205	27,920,467	$44,154,948

Series 1 Convertible Preferred Stock – The Company issued 100 shares of Series 1 preferred stock (“Series 1 Preferred Stock”) in 2018, which was subsequently converted on November 14, 2019 into 2,845,597 shares of Series A Preferred Stock. There were no shares of Series 1 Preferred Stock outstanding in the years ended December 31, 2023 or 2022.

Series Seed and Series A Preferred Stock – Holders have various rights and preferences as follows:

Voting rights – The holders of convertible preferred stock are entitled to vote on all matters on which the common stockholders are entitled to vote. Holders of convertible preferred stock and common stock vote together as a single class. Each holder of convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares held by such holder are convertible.

Dividends – Dividends are payable when and if declared by the board of directors (the “Board of Directors”), and preferred stockholders have preference over common stockholders for the payment of dividends. The holders of Series Seed Preferred Stock and Series A Preferred Stock are entitled to receive, when and if declared by the Board of Directors, noncumulative dividends at a rate of $0.0645 and $0.1406, respectively, per share, per annum, adjustable for certain events, such as stock splits and combinations. No dividends have been declared or paid by the Company to date.

Liquidation – Upon the occurrence of a liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of Series A Preferred Stock then outstanding shall be entitled to be paid, out of the available funds and assets, and prior and in preference to any payment or distribution of any such funds on any shares of Series Seed Preferred Stock, and common stock, an amount per share equal to $1.7571, plus all declared but unpaid dividends.

Upon the completion of the distribution described above, the holders of Series Seed Preferred Stock then outstanding shall be entitled to receive, out of the available funds and assets, in preference to any distribution of any of the assets to holders of common stock, an amount equal to the original issue price for such series of convertible preferred stock, $0.8059, plus any declared but unpaid dividends.

Thereafter, any remaining proceeds shall be distributed among the holders of common stock pro rata based on the number of shares held by each such holder.

Conversion – Each share of convertible preferred stock is convertible into common stock: (i) at the option of the holder; (ii) at the closing of an initial public offering of the Company’s common stock at a price not less than $3.5142 per share and having aggregate cash proceeds of not less than $60,000,000; and (iii) at the date specified by written consent or agreement of the holders of at least 60% of the outstanding shares of Series A Preferred Stock, voting together as a single class. The conversion ratio for the conversion in the above scenarios is currently 100%, determined by dividing the original issue price per share by the conversion price per share, which are each $0.8059 for Series Seed Preferred Stock and each $1.7571 for Series A Preferred Stock.

Redemption – Convertible preferred stock is not mandatorily redeemable and is contingently redeemable only on defined liquidation events not solely in the control of the Company and without fixed or determinable dates.